Dividends	12 Months Ended
Jun. 30, 2022
Disclosure Of Dividends Text Block Abstract
Dividends
Note 6	Dividends
No dividends were paid or proposed during the financial years ended 30 June 2022 and 30 June 2021. The Company has no franking credits available as at 30 June 2022 and 30 June 2021.